Employees - Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Pension plans
Disclosure of defined benefit plans [line items]
Fair value of assets	€ 19,361	€ 26,686
Present value of liabilities	(16,199)	(23,219)
Computed surplus/(deficit)	3,162	3,467
Irrecoverable surplus	(234)	(50)
Surplus/(deficit)	2,928	3,417
Pension plans | Wholly or partly funded defined benefit plans, in surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	16,524	23,240
Present value of liabilities	(12,030)	(18,071)
Computed surplus/(deficit)	4,494	5,169
Irrecoverable surplus	(234)	(50)
Surplus/(deficit)	4,260	5,119
Pension plans | Wholly or partly funded defined benefit plans, in deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	2,837	3,446
Present value of liabilities	(3,417)	(4,245)
Surplus/(deficit)	(580)	(799)
Pension plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Present value of liabilities	(752)	(903)
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Fair value of assets	6	7
Present value of liabilities	(365)	(431)
Computed surplus/(deficit)	(359)	(424)
Irrecoverable surplus	0	0
Surplus/(deficit)	(359)	(424)
Other post- employment benefit plans | Wholly or partly funded defined benefit plans, in surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	0	0
Present value of liabilities	0	0
Computed surplus/(deficit)	0	0
Irrecoverable surplus	0	0
Surplus/(deficit)	0	0
Other post- employment benefit plans | Wholly or partly funded defined benefit plans, in deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	6	7
Present value of liabilities	(39)	(39)
Surplus/(deficit)	(33)	(32)
Other post- employment benefit plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Present value of liabilities	€ (326)	€ (392)